Contract liabilities (non-current and current)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contract liabilities (non-current and current)
20	Contract liabilities (non-current and current)

Contract liabilities as at December 31, 2018, 2017 and January 1, 2017 consisted of the following:

	31/12/18	31/12/17	01/01/17
Advance payments from customers	10,312	11,937	10,096
Deferred income from licencing of Natuzzi trademarks	7,491	—	—
Deferred revenue for Natuzzi Display System	3,399	2,636	1,594
Deferred revenue for Service-Type Warranty	897	960	609

Total contract liabilities	22,099	15,533	12,299
Less non-current portion	(9,934)	(2,560)	(1,652)

Current portion	12,165	12,973	10,647

“Advance payments from customers” are related to considerations received by the Group upon sale of the Group’s products, and before their delivery to end customers.

“Deferred income from licensing Natuzzi trademarks” refers to the deferral of revenue deriving from Natuzzi Trademarks to the former subsidiary Natuzzi Trading Shanghai, as part of the transaction with Kuka previously described in note 10. Such revenue, in the amount of 7,491 (net of the elimination of intercompany profit on the transaction), has been deferred over the useful life (20 years) of the licensed trademarks (see note 10).

“Deferred revenue for the Natuzzi Display System” refers to the deferral of revenue deriving from the sale of store fittings to retailers, which are used to set up their stores (“Natuzzi Display System” – NDS). Such revenue is recognised over time based on the length of the distribution contract signed with the retailer (usually five years).

“Deferred revenue for Service-Type Warranty” refers to the deferral of revenue deriving from the sale of a service-type warranty to end customers, which is recognised over time based on the contractual length of the insurance period (five years).

The amount of revenue recognised for the years ended December 31, 2018 and 2017 that was included in the opening contract liabilities balance amounts to 12,973 and 10,647, respectively.